Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of contingent liabilities [line items]
Contingent liabilities	£ 18,380	£ 19,012
Documentary credits and other short-term trade related transactions	1,055	812
Standby facilities, credit lines and other commitments	244,246	314,761
Commitments	245,301	315,573
Guarantees and letters of credit pledged as collateral security [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	14,051	14,275
Performance guarantees, acceptances and endorsements [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	£ 4,329	£ 4,737